Eversheds Sutherland (US) LLP 700 Sixth Street, NW, Suite 700 Washington, DC 20001-3980 D: +1 202.383.0176 F: +1 202.637.3593 stevenboehm@eversheds-sutherland.com

April 17, 2020

VIA EDGAR

Division of Investment Management
U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Zell Capital Registration Statement on Form N-2

Dear Sir/Madam:

On behalf of Zell Capital (the “Registrant”), we are hereby electronically transmitting for filing under the Securities Act of 1933 and the Investment Company Act of 1940 a registration statement on Form N-2 (the “Registration Statement”). The Registration Statement relates to the offering of the Registrant’s common shares of beneficial interest.

Please let us know if you would like a courtesy copy of the Registration Statement. If you have any questions or comments regarding the Registration Statement, please do not hesitate to call me at 202-383-0176 or Payam Siadatpour at 202-383-0278.

Sincerely, /s/ Steven B. Boehm

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